Condensed Consolidating Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Financial Statements Information [Line Items]
Senior Notes	$ 250,000	$ 0
8.875% Senior Notes
Schedule Of Financial Statements Information [Line Items]
Senior Notes	$ 250,000
Due date	2020